32. Commitments (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
SummaryOfCommitmentsLineItems [Line Items]
Contractual obligations, Expenses	R$ 3,712,370
Contractual obligations, Investments	11,635,589
Contractual obligations, Total	15,347,959
1 year
SummaryOfCommitmentsLineItems [Line Items]
Contractual obligations, Expenses	1,521,921
Contractual obligations, Investments	2,675,326
Contractual obligations, Total	4,197,247
1-3 years
SummaryOfCommitmentsLineItems [Line Items]
Contractual obligations, Expenses	801,136
Contractual obligations, Investments	2,213,620
Contractual obligations, Total	3,014,756
3-5 years
SummaryOfCommitmentsLineItems [Line Items]
Contractual obligations, Expenses	282,192
Contractual obligations, Investments	1,009,148
Contractual obligations, Total	1,291,340
More than 5 years
SummaryOfCommitmentsLineItems [Line Items]
Contractual obligations, Expenses	1,107,121
Contractual obligations, Investments	5,737,495
Contractual obligations, Total	R$ 6,844,616